Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities by Fair value
1)	The carrying amount and the fair values of financial assets and financial liabilities by fair value hierarchy as of December 31, 2018 and 2019 are as follows:
①
December 31, 2018

(in millions of Won)			Fair value
	Book value		Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss
Derivative assets	￦	16,662	—	16,662	—	16,662
Short-term financial instruments		6,099,303	—	6,099,303	—	6,099,303
Debt securities		27,229	—	—	27,229	27,229
Other securities		338,106	1,224	5,205	331,677	338,106
Other receivables		2,000	—	—	2,000	2,000
Derivative hedging instruments(*2)		32,421	—	32,421	—	32,421
Fair value through other comprehensive income
Equity securities		1,238,630	891,514	—	347,116	1,238,630
Debt securities		1,638	—	—	1,638	1,638
Financial assets measured at amortized cost(*1)		—
Cash and cash Equivalents		2,643,865	—	—	—	—
Trade accounts and notes receivable		8,819,617	—	—	—	—
Other receivables		1,843,381	—	—	—	—
Debt securities		8,447	—	—	—	—
Deposit instruments		1,966,558	—	—	—	—

	￦	23,037,857	892,738	6,153,591	709,660	7,755,989

Financial liabilities
Fair value through profit or loss
Derivative liabilities	￦	60,047	—	60,047	—	60,047
Derivative hedging instruments(*2)		13,710	—	13,710	—	13,710
Financial liabilities measured at amortized cost(*1)
Trade accounts and notes payable		4,035,960	—	—	—	—
Borrowings		20,209,270	—	20,377,105	—	20,377,105
Financial guarantee liabilities		68,205	—	—	—	—
Others		1,803,353	—	—	—	—

	￦	26,190,545	—	20,450,862	—	20,450,862

(*1)	Fair value of financial assets and liabilities measured at amortized cost except borrowings approximates carrying amounts.

②
December 31, 2019

(in millions of Won)			Fair value
	Book value		Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss
Derivative assets	￦	106,104	—	106,104	—	106,104
Short-term financial instruments		6,861,242	—	6,861,242	—	6,861,242
Debt securities		28,087	—	—	28,087	28,087
Other securities		340,008	1,222	3,330	335,456	340,008
Other receivables		2,000	—	—	2,000	2,000
Derivative hedging instruments(*2)		6,174	—	6,174	—	6,174
Fair value through other comprehensive income
Equity securities		1,204,902	782,108	73	422,721	1,204,902
Debt securities		5,686	—	—	5,686	5,686
Financial assets measured at amortized cost(*1)
Cash and cash Equivalents		3,514,872	—	—	—	—
Trade accounts and notes receivable		8,214,459	—	—	—	—
Other receivables		2,193,700	—	—	—	—
Debt securities		334,153	—	—	—	—
Deposit instruments		1,779,082	—	—	—	—

	￦	24,590,469	783,330	6,976,923	793,950	8,554,203

Financial liabilities
Fair value through profit or loss
Derivative liabilities	￦	32,193	—	32,193	—	32,193
Derivative hedging instruments(*2)		12,861	—	12,861	—	12,861
Financial liabilities measured at amortized cost(*1)
Trade accounts and notes payable		3,442,989	—	—	—	—
Borrowings		20,441,613	—	20,666,476	—	20,666,476
Financial guarantee liabilities		64,267	—	—	—	—
Others		2,401,382	—	—	—	—

	￦	26,395,305	—	20,711,530	—	20,711,530

(*1)	Fair value of financial assets and liabilities measured at amortized cost except borrowings approximates carrying amounts.
(*2)
The Company applies fair value hedge for certain forward contracts utilized in hedging the risk of changes in fair value of product prices regarding firm commitments or purchase commitments. Also, the Company applies cash flow hedge for certain currency swap utilized in hedging the risk of changes in foreign currency which influences cash flow from borrowings.

2)	Financial assets and financial liabilities classified as fair value hierarchy Level 2
Fair values of derivatives are measured using valuation models such as discounted cash flow method and others. Inputs of the valuation model include forward rate, interest rate and others. It may change depending on the type of derivatives and the nature of the underlying assets.

3)	Financial assets and financial liabilities classified as fair value hierarchy Level 3

Value Measurement Method and Significant but not Observable Inputs for the Financial Assets Classified as Fair Value Hierarchy Level 3
①	Fair value measurement method and significant but not observable inputs for the financial assets classified as fair value hierarchy Level 3 as of December 31, 2019 are as follows:

(in millions of Won)	Fair value		Valuation technique	Inputs	Range of inputs	Effect on fair value assessment with unobservable input
Financial assets at fair value	￦	417,683	Discounted cash flows	Growth rate	0% ~ 0.5%	As growth rate increases, fair value increases
				Discount rate	6.0% ~ 18.4%	As discount rate increases, fair value decreases
		17,931	Proxy firm valuation method	Price multiples	0.621 ~ 2.645	As price multiples increases, fair value increases
		358,336	Asset value approach	—	—	—

Sensitivity Analysis of Financial Assets and Financial Liabilities Classified as Level 3 of Fair Value Hierarchy
②	Sensitivity analysis of financial assets and financial liabilities classified as Level 3 of fair value hierarchy
If other inputs remain constant as of December 31, 2019 and one of the significant but not observable input is changed, the effect on fair value measurement is as follows:

(in millions of Won)	Input variable	Favorable changes		Unfavorable changes
Financial assets at fair value	Fluctuation 0.5% of growth rate	￦	1,325	1,224
	Fluctuation 0.5% of discount rate		24,766	21,845

Finance Income and Costs by Category of Financial Instruments
4)	Finance income and costs by category of financial instrument for the years ended December 31, 2017, 2018 and 2019 were as follows:

①	For the year ended December 31, 2017

	Finance income and costs								Other comprehensive loss
(in millions of Won)	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Impairment loss	Others	Total
Financial assets held for trading	￦	—	16	—	—	—	—	16	—
Derivatives assets		—	(99,942)	—	206,362	—	—	106,420	(143)
Available-for-sale financial assets		60	—	—	418,789	(123,214)	92,961	388,596	(31,389)
Held-to-maturity financial assets		236	—	—	—	—	7	243	—
Loans and receivables		212,155	—	(607,837)	(32,456)	—	(304)	(428,442)	—
Derivatives liabilities		—	(61,809)	—	(231,908)	—	—	(293,717)	—
Financial liabilities measured at amortized cost		(653,115)	—	777,935	—	—	(9,546)	115,274	—

	￦	(440,664)	(161,735)	170,098	360,787	(123,214)	83,118	(111,610)	(31,532)

②	For the year ended December 31, 2018

	Finance income and costs							Other comprehensive income (loss)
(in millions of Won)	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Others	Total
Financial assets at fair value through profit or loss	￦	140,116	(43,293)	—	11,919	3,644	112,386	—
Derivative assets		—	47,720	—	233,187	—	280,907	—
Financial assets at fair value through other comprehensive income		—	—	—	—	59,701	59,701	(149,188)
Financial assets measured at amortized cost		197,142	—	234,606	(39,970)	(370)	391,408	—
Derivative liabilities		—	8,592	—	(194,446)	—	(185,854)	(212)
Financial liabilities measured at amortized cost		(741,296)	—	(438,708)	—	(16,990)	(1,196,994)	—

	￦	(404,038)	13,019	(204,102)	10,690	45,985	(538,446)	(149,400)

③	For the year ended December 31, 2019

	Finance income and costs							Other comprehensive income (loss)
(in millions of Won)	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Others	Total
Financial assets at fair value through profit or loss	￦	142,873	(23,551)	—	5,556	630	125,508	—
Derivative assets		—	123,538	—	184,861	—	308,399	—
Financial assets at fair value through other comprehensive income		—	—	—	—	74,825	74,825	(10,541)
Financial assets measured at amortized cost		209,511	—	295,319	(36,935)	(8,042)	459,853	—
Derivative liabilities		—	(7,494)	—	(217,072)	—	(224,566)	(90)
Financial liabilities measured at amortized cost		(755,711)	—	(330,808)	(2,432)	(24,988)	(1,113,939)	—

	￦	(403,327)	92,493	(35,489)	(66,022)	42,425	(369,920)	(10,631)

Maximum Exposure to Credit Risk
(b)	Credit risk

1)	Credit risk exposure
The carrying amount of financial assets represents the Company’s maximum exposure to credit risk. The maximum exposure to credit risk as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Cash and cash equivalents	￦	2,643,865	3,514,872
Derivative assets		49,083	112,278
Short-term financial instrument		6,099,303	6,861,242
Debt securities		37,314	367,926
Other securities		338,106	340,008
Other receivables		1,845,381	2,195,700
Trade accounts and nores receivable		8,819,617	8,214,459
Deposit instruments		1,966,558	1,779,082

	￦	21,799,227	23,385,567

Allowance for Doubtful Accounts
①	Allowance for doubtful accounts as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Trade accounts and notes receivable	￦	588,733	465,524
Other accounts receivable		160,729	210,313
Loans		147,980	195,339
Other assets		19,348	27,098

	￦	916,790	898,274

Impairment Losses on Financial Assets
②	Impairment losses on financial assets for the years ended December 31, 2018 and 2019 were as follows:

(in millions of Won)	2018		2019
Bad debt expenses	￦	74,781	(28,105)
Other bad debt expenses(*1)		81,353	88,787
Less: Recovery of allowance for other bad debt accounts		(18,261)	(8,464)

	￦	137,873	52,218

(*1)	Other bad debt expenses are mainly related to loans and other accounts receivable.

Aging and Impairment Losses of Trade Accounts and Notes Receivable and Other Receivables
③	The aging and allowance for doubtful accounts of trade accounts and notes receivable as of December 31, 2018 and 2019 are as follows:

	2018			2019
(in millions of Won)	Trade accounts and notes receivable		Impairment	Trade accounts and notes receivable	Impairment
Current (not past due)	￦	8,021,110	70,418	7,528,607	75,324
Over due less than 1 month		632,082	14,434	876,753	9,395
1 month - 3 months		226,082	4,116	228,115	6,647
3 months - 12 months		118,094	11,774	134,888	7,954
Over 12 months		1,148,694	487,991	965,977	366,204

	￦	10,146,062	588,733	9,734,340	465,524

④	The aging and allowance for doubtful accounts of other receivables as of December 31, 2018 and 2019 are as follows:

	2018			2019
(in millions of Won)	Loans and other account receivable		Impairment	Loans and other account receivable	Impairment
Current (not past due)	￦	1,754,293	140,072	1,220,756	56,354
Over due less than 1 month		100,102	4,307	432,220	1,546
1 month - 3 months		28,351	851	91,521	239
3 months - 12 months		59,946	12,411	271,814	10,846
over 12 months		230,746	170,416	612,139	363,765

	￦	2,173,438	328,057	2,628,450	432,750

Changes in Allowance for Doubtful Accounts
⑤	Changes in the allowance for doubtful accounts for the years ended December 31, 2017, 2018 and 2019 were as follows:

(in millions of Won)	2017		2018	2019
Beginning	￦	977,771	1,094,464	916,790
Initial application of IFRS No.9		—	107,454	—
Bad debt expenses		173,694	74,781	(28,105)
Other bad debt expenses		98,177	63,092	80,323
Others(*1)		(155,178)	(423,001)	(70,735)

Ending	￦	1,094,464	916,790	898,273

(*1)	Others for the years ended December 31, 2017, 2018 and 2019, included decreases mainly due to write-off amounting to ￦ 119,964 million, ￦ 383,714 million and ￦ 78,505 million, respectively.

Contractual Maturities for Non-derivative Financial Liabilities
1)	Contractual maturities of non-derivative financial liabilities are as follows:

(in millions of Won)	Book value		Contractual cash flow	Within 1 year	1 year - 5 years	After 5 years
Trade accounts and notes payable	￦	3,442,989	3,444,596	3,422,957	21,639	—
Borrowings		20,441,613	22,161,306	9,262,808	11,171,927	1,726,571
Financial guarantee liabilities(*1)		64,267	3,406,609	3,406,609	—	—
Lease liabilities		675,470	858,662	166,854	502,674	189,134
Other financial liabilities		1,725,912	1,797,765	1,667,087	130,678	—

	￦	26,350,251	31,668,938	17,926,315	11,826,918	1,915,705

(*1)	For issued financial guarantee contracts, the maximum amount of the guarantee is allocated to the earliest period in which the guarantee could be called.

Contractual Maturities Analysis of Derivative Financial Liabilities
2)	Contractual maturities of derivative financial liabilities are as follows:

(in millions of Won)	Within 1 year		1 year - 5 years	After 5 years	Total
Currency forward	￦	11,779	10,132	—	21,911
Currency swap		570	1,687	3,845	6,102
Interest rate swap		1,525	1,368	—	2,893
Others		14,148	—	—	14,148

	￦	28,022	13,187	3,845	45,054

Currency risk [member]
Statement [LineItems]
Market Risk Exposure
1)
The Company has exposure to the risk that the fair value or future cash flows of a financial instrument will fluctuate because of the changes in foreign exchange rates. The exposure to currency risk as of December 31, 2018 and 2019 is as follows:

(in millions of Won)	2018			2019
	Assets		Liabilities	Assets	Liabilities
USD	￦	4,346,481	6,389,276	4,423,107	6,166,765
EUR		657,690	509,437	592,381	180,816
JPY		97,722	389,625	79,664	253,542
Others		259,949	142,868	481,455	319,046

Sensitivity Analysis for Market Risk
2)
As of December 31, 2018 and 2019, provided that functional currency against foreign currencies other than functional currency hypothetically strengthens or weakens by 10%, the changes in gain or loss for the years ended December 31, 2018 and 2019 were as follows:

(in millions of Won)	2018			2019
	10% increase		10% decrease	10% increase	10% decrease
USD	￦	(204,280)	204,280	(174,366)	174,366
EUR		14,825	(14,825)	41,156	(41,156)
JPY		(29,190)	29,190	(17,388)	17,388

Interest rate risk [member]
Statement [LineItems]
Market Risk Exposure
1)	The carrying amount of interest-bearing financial instruments as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Fixed rate
Financial assets	￦	11,565,519	13,391,637
Financial liabilities		(11,781,701)	(13,264,607)

		(216,182)	127,030

Variable rate
Financial liabilities	￦	(8,522,323)	(7,852,476)

Sensitivity Analysis for Market Risk
As of December 31, 2018 and 2019, provided that other factors remain the same and the interest rate of borrowings with floating rates increases or decreases by 1%, the changes in interest expense for the years ended December 31, 2018 and 2019 were as follows:

(in millions of Won)	2018		2019
	1% increase	1% decrease	1% increase	1% decrease
Variable rate financial instruments	￦ (85,223)	85,223	(78,525)	78,525

Level 3 [member]
Statement [LineItems]
Fair Values of Financial Assets and Financial Liabilities
③	Changes in fair value of financial assets and financial liabilities classified as Level 3 for the years ended December 31, 2018 and 2019 were as follows:

(in millions of Won)	2018		2019
Beginning	￦	880,012	709,660
Acquisition		134,325	68,461
Loss on valuation of financial assets		(34,555)	(9,412)
Other comprehensive income		26,771	106,586
Disposal and others		(296,893)	(81,345)

Ending	￦	709,660	793,950